Trade Receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	¥ 2,525	¥ 3,152
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,568	3,188
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (43)	¥ (36)